LONG-TERM OPERATING COMMITMENTS	12 Months Ended
Dec. 31, 2022
LONG-TERM OPERATING COMMITMENTS
LONG-TERM OPERATING COMMITMENTS

NOTE 36 - LONG-TERM OPERATING COMMITMENTS

The Company’s long-term commitments, related mainly to contracts for the purchase of electricity and fuel, are as follows:

Commitments	2024	2025	2026	2027	2028	After 2028
Sale of Energy	5,972,453	4,094,315	3,337,890	2,602,970	2,501,614	21,260,901
Energy purchase	3,271,929	2,562,197	2,110,021	2,088,130	1,467,916	8,889,123
Related to jointly controlled companies	487,683	664,424	215,566	580,915	556,681	3,695,483
Acquisitions of fixed assets	1,119,618	151,185	149,480	212,264	733,564	546,334
Fuel Suppliers	541,217	240,096	240,096	16,628	33,296	—
Construction	305,456	70,451	—	—	—	—
Social and environmental commitments	42,286	28,175	23,531	21,380	20,654	30,504

Accounting Policy

The Company recognizes commitments for the acquisition of fixed assets and commitments related to its joint ventures separately from the value of other commitments, in accordance with the requirements of IAS 16 – Fixed assets and IFRS 12 - Disclosure of Interests in other Entities. In addition, energy purchase and sale commitments, socio-environmental commitments, and purchases with fuel suppliers are also recognized.